CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,975	$ 31	$ 5
Accounts receivable, net	818	767	629
Inventory	449	360	314
Prepaid expenses and other current assets	154	33	122
Total current assets	3,396	1,191	1,070
Property, equipment and leasehold improvements, net	5,083	2,573	3,053
Intangible assets, net		0	25
Other assets	169	226	331
TOTAL ASSETS	8,648	3,990	4,479
Current liabilities:
Accounts payable and other accrued expenses	1,830	2,880	2,466
Short-term debt, net of discounts	2,808	4,209	0
Total current liabilities	4,638	7,089	2,466
Long-term liabilities:
Long-term debt, net of discounts	4,331	3,882	3,884
Long-term lease liabilities	59	126	204
Total long-term liabilities	4,390	4,008	4,088
Total liabilities	9,028	11,097	6,554
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock ($0.0001 par value, 6,666,667 shares authorized, 294,085 and 166,667 shares outstanding as of September 30, 2022 and December 31, 2021, respectively	1	1	0
Additional paid-in capital	16,689	511	6
Accumulated deficit	(17,070)	(7,619)	(2,081)
Total stockholders' equity (deficit)	(380)	(7,107)	(2,075)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 8,648	$ 3,990	$ 4,479